UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21735
Investment Company Act File Number
Eaton Vance Tax-Managed Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Buy-Write Opportunities Fund	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.5%

Security	Shares	Value
Aerospace & Defense — 1.7%
General Dynamics Corp.	45,538	$3,515,533
Honeywell International, Inc.	95,340	4,316,042
Northrop Grumman Corp.	42,963	2,817,084
Rockwell Collins, Inc.	70,051	4,384,492

		$15,033,151

Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	65,295	$3,646,726
FedEx Corp.	25,782	2,408,039

		$6,054,765

Airlines — 0.2%
Ryanair Holdings PLC ADR(1)	22,000	$597,740
Southwest Airlines Co.	113,554	1,501,184

		$2,098,924

Auto Components — 0.5%
Johnson Controls, Inc.	141,080	$4,654,229

		$4,654,229

Automobiles — 0.1%
Ford Motor Co.(1)	71,007	$892,558

		$892,558

Beverages — 1.5%
Coca-Cola Co. (The)	121,649	$6,690,695
Coca-Cola Enterprises, Inc.	38,080	1,053,293
Hansen Natural Corp.(1)	12,788	554,743
PepsiCo, Inc.	76,912	5,088,498

		$13,387,229

Biotechnology — 5.0%
Amgen, Inc.(1)	165,210	$9,872,949
Biogen Idec, Inc.(1)	90,688	5,201,864
Celgene Corp.(1)	169,326	10,491,439
Enzon Pharmaceuticals, Inc.(1)	85,000	865,300
Genzyme Corp.(1)	73,156	3,791,675
Gilead Sciences, Inc.(1)	263,792	11,997,260
Martek Biosciences Corp.(1)	32,637	734,659
Onyx Pharmaceuticals, Inc.(1)	37,239	1,127,597
Regeneron Pharmaceuticals, Inc.(1)	41,489	1,099,044

		$45,181,787

Capital Markets — 1.6%
Artio Global Investors, Inc.	14,738	$364,618
Charles Schwab Corp. (The)	82,868	1,548,803
Franklin Resources, Inc.	26,622	2,952,380
Goldman Sachs Group, Inc.	24,615	4,200,057
Invesco, Ltd.	78,614	1,722,433
Morgan Stanley	66,315	1,942,366
T. Rowe Price Group, Inc.	23,664	1,299,864
UBS AG(1)	25,054	407,879

		$14,438,400

Security	Shares	Value
Chemicals — 0.9%
Air Products and Chemicals, Inc.	42,810	$3,165,800
E.I. Du Pont de Nemours & Co.	63,024	2,347,014
PPG Industries, Inc.	41,446	2,710,568

		$8,223,382

Commercial Banks — 2.1%
Banco Bilbao Vizcaya Argentaria SA ADR	30,654	$419,653
Banco Santander Central Hispano SA ADR	79,716	1,057,831
Fifth Third Bancorp	42,265	574,382
HSBC Holdings PLC ADR	25,941	1,314,949
Royal Bank of Canada	42,829	2,499,072
Toronto-Dominion Bank	40,182	2,996,774
Wells Fargo & Co.	329,450	10,252,484

		$19,115,145

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	38,789	$1,412,307
Waste Management, Inc.	95,106	3,274,500

		$4,686,807

Communications Equipment — 5.9%
Brocade Communications Systems, Inc.(1)	255,558	$1,459,236
Cisco Systems, Inc.(1)	723,223	18,825,495
QUALCOMM, Inc.	550,783	23,127,378
Research In Motion, Ltd.(1)	127,326	9,415,758
Riverbed Technology, Inc.(1)	34,776	987,638

		$53,815,505

Computers & Peripherals — 10.6%
Apple, Inc.(1)	326,190	$76,631,816
Dell, Inc.(1)	305,285	4,582,328
EMC Corp.(1)	76,597	1,381,810
Hewlett-Packard Co.	84,907	4,512,807
International Business Machines Corp.	69,411	8,901,961

		$96,010,722

Construction & Engineering — 0.1%
Fluor Corp.	24,176	$1,124,426

		$1,124,426

Consumer Finance — 0.7%
American Express Co.	79,374	$3,274,971
Capital One Financial Corp.	27,938	1,156,913
Discover Financial Services	131,423	1,958,203

		$6,390,087

Distributors — 0.3%
Genuine Parts Co.	21,482	$907,399
LKQ Corp.(1)	86,526	1,756,478

		$2,663,877

Diversified Financial Services — 3.0%
Bank of America Corp.	491,212	$8,768,134
Citigroup, Inc.(1)	528,214	2,139,267
CME Group, Inc.	7,734	2,444,795
JPMorgan Chase & Co.	256,968	11,499,318
Moody’s Corp.	65,203	1,939,789

		$26,791,303

Security	Shares	Value
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	340,085	$8,787,796
Frontier Communications Corp.	329,410	2,450,810
Verizon Communications, Inc.	158,936	4,930,195

		$16,168,801

Electric Utilities — 0.7%
Duke Energy Corp.	104,748	$1,709,488
Edison International	59,878	2,046,031
FirstEnergy Corp.	57,503	2,247,792

		$6,003,311

Electrical Equipment — 1.1%
Cooper Industries PLC, Class A	9,642	$462,237
Emerson Electric Co.	98,036	4,935,132
Energy Conversion Devices, Inc.(1)	26,948	211,003
First Solar, Inc.(1)	27,443	3,365,884
SunPower Corp., Class A(1)	20,610	389,529
Suntech Power Holdings Co., Ltd. ADR(1)	13,129	184,069

		$9,547,854

Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	109,195	$2,206,831

		$2,206,831

Energy Equipment & Services — 1.2%
CARBO Ceramics, Inc.	828	$51,618
Diamond Offshore Drilling, Inc.	13,909	1,235,258
Halliburton Co.	141,665	4,268,366
Schlumberger, Ltd.	78,326	4,970,568
Transocean, Ltd.(1)	1,363	117,736
Willbros Group, Inc.(1)	6,486	77,897

		$10,721,443

Food & Staples Retailing — 2.3%
CVS Caremark Corp.	216,770	$7,925,111
Kroger Co. (The)	83,917	1,817,642
Safeway, Inc.	3	75
Wal-Mart Stores, Inc.	196,446	10,922,398

		$20,665,226

Food Products — 0.7%
ConAgra Foods, Inc.	139,244	$3,490,847
H.J. Heinz Co.	41,807	1,906,817
Hershey Co. (The)	26,751	1,145,211

		$6,542,875

Gas Utilities — 0.1%
Nicor, Inc.	11,705	$490,674

		$490,674

Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	36,672	$2,134,310
Boston Scientific Corp.(1)	168,731	1,218,238
Covidien PLC	25,801	1,297,274
Edwards Lifesciences Corp.(1)	6,237	616,714
Immucor, Inc.(1)	30,113	674,230
Intuitive Surgical, Inc.(1)	14,060	4,894,708
Masimo Corp.	22,969	609,827
Medtronic, Inc.	74,653	3,361,625
Stryker Corp.	35,313	2,020,610

		$16,827,536

Security	Shares	Value
Health Care Providers & Services — 1.9%
CIGNA Corp.	61,755	$2,258,998
DaVita, Inc.(1)	26,803	1,699,310
Fresenius Medical Care AG & Co. KGaA ADR	27,051	1,519,184
LifePoint Hospitals, Inc.(1)	48,989	1,801,815
Lincare Holdings, Inc.(1)	14,586	654,620
McKesson Corp.	30,667	2,015,435
Quest Diagnostics, Inc.	31,786	1,852,806
Tenet Healthcare Corp.(1)	89,775	513,513
UnitedHealth Group, Inc.(1)	97,543	3,186,730
VCA Antech, Inc.(1)	54,398	1,524,776

		$17,027,187

Hotels, Restaurants & Leisure — 1.6%
International Game Technology	56,626	$1,044,750
Marriott International, Inc., Class A	90,569	2,854,735
McDonald’s Corp.	73,784	4,922,869
Starwood Hotels & Resorts Worldwide, Inc.	40,916	1,908,322
Wendy’s/Arby’s Group, Inc., Class A	47,829	239,145
Yum! Brands, Inc.	104,604	4,009,471

		$14,979,292

Household Durables — 0.7%
Pulte Group, Inc.(1)	58,786	$661,343
Ryland Group, Inc.	21,607	484,861
Stanley Black & Decker, Inc.	56,752	3,258,132
Whirlpool Corp.	25,281	2,205,767

		$6,610,103

Household Products — 1.5%
Clorox Co. (The)	41,339	$2,651,484
Colgate-Palmolive Co.	45,762	3,901,668
Procter & Gamble Co.	110,420	6,986,273

		$13,539,425

Independent Power Producers & Energy Traders — 0.0%
NRG Energy, Inc.(1)	84	$1,756

		$1,756

Industrial Conglomerates — 1.4%
3M Co.	85,118	$7,113,311
General Electric Co.	323,051	5,879,528

		$12,992,839

Insurance — 2.4%
ACE, Ltd.	35,393	$1,851,054
Aflac, Inc.	37,577	2,040,055
AON Corp.	18,737	800,257
Arthur J Gallagher & Co.	64,233	1,576,920
AXA SA ADR	26,846	591,686
Berkshire Hathaway, Inc., Class B(1)	37,000	3,006,990
Marsh & McLennan Cos., Inc.	126,950	3,100,119
MetLife, Inc.	9,835	426,249
Travelers Companies, Inc. (The)	95,770	5,165,834
Unum Group	81,297	2,013,727
Willis Group Holdings PLC	38,320	1,199,033

		$21,771,924

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.(1)	77,261	$10,486,636

		$10,486,636

Security	Shares	Value
Internet Software & Services — 5.0%
Akamai Technologies, Inc.(1)	92,314	$2,899,583
eBay, Inc.(1)	211,447	5,698,496
Google, Inc., Class A(1)	48,932	27,744,933
VeriSign, Inc.(1)	137,896	3,586,675
Yahoo! Inc.(1)	315,209	5,210,405

		$45,140,092

IT Services — 1.4%
Alliance Data Systems Corp.(1)	15,553	$995,236
Cognizant Technology Solutions Corp.(1)	149,810	7,637,314
Fidelity National Information Services, Inc.	75,465	1,768,900
MasterCard, Inc., Class A	9,897	2,513,838

		$12,915,288

Leisure Equipment & Products — 0.4%
Mattel, Inc.	146,985	$3,342,439

		$3,342,439

Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	23,065	$551,253

		$551,253

Machinery — 1.1%
AGCO Corp.(1)	878	$31,494
Caterpillar, Inc.	26,932	1,692,676
Dover Corp.	40,339	1,885,848
Eaton Corp.	34,473	2,612,019
Ingersoll-Rand PLC	27,231	949,545
PACCAR, Inc.	52,767	2,286,922
Titan International, Inc.	49,164	429,202

		$9,887,706

Media — 3.4%
CBS Corp., Class B	222,271	$3,098,458
Comcast Corp., Class A	667,754	12,567,130
DIRECTV, Class A(1)	34,391	1,162,760
McGraw-Hill Cos., Inc. (The)	61,443	2,190,443
Omnicom Group, Inc.	81,468	3,161,773
Walt Disney Co. (The)	254,597	8,887,981

		$31,068,545

Metals & Mining — 0.6%
Barrick Gold Corp.	2,604	$99,837
Newmont Mining Corp.	34,737	1,769,156
Nucor Corp.	42,114	1,911,133
United States Steel Corp.	24,579	1,561,258

		$5,341,384

Multi-Utilities — 1.1%
CMS Energy Corp.	368,303	$5,693,965
Public Service Enterprise Group, Inc.	157,343	4,644,765

		$10,338,730

Multiline Retail — 1.2%
Dollar Tree, Inc.(1)	16,687	$988,204
Macy’s, Inc.	171,516	3,733,904
Nordstrom, Inc.	41,045	1,676,688
Target Corp.	92,542	4,867,709

		$11,266,505

Oil, Gas & Consumable Fuels — 5.9%
Alpha Natural Resources, Inc.(1)	32,266	$1,609,751
Chevron Corp.	128,052	9,710,183

Security	Shares	Value
ConocoPhillips	114,202	$5,843,716
EOG Resources, Inc.	11,889	1,104,964
Exxon Mobil Corp.	260,195	17,427,861
Goodrich Petroleum Corp.(1)	33,720	527,381
Hess Corp.	35,861	2,243,106
Occidental Petroleum Corp.	44,617	3,771,921
Patriot Coal Corp.(1)	49,339	1,009,476
Peabody Energy Corp.	37,062	1,693,733
Petrohawk Energy Corp.(1)	67,033	1,359,429
SandRidge Energy, Inc.(1)	99,651	767,313
Suncor Energy, Inc.	34,677	1,128,390
Western Refining, Inc.(1)	51,995	285,972
Williams Cos., Inc.	150,563	3,478,005
XTO Energy, Inc.	38,083	1,796,756

		$53,757,957

Paper & Forest Products — 0.2%
MeadWestvaco Corp.	60,903	$1,556,072

		$1,556,072

Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A	61,733	$4,004,620

		$4,004,620

Pharmaceuticals — 4.5%
Abbott Laboratories	130,784	$6,889,701
Bristol-Myers Squibb Co.	256,337	6,844,198
Eli Lilly & Co.	52,578	1,904,375
GlaxoSmithKline PLC ADR	12,851	495,020
Johnson & Johnson	80,021	5,217,369
Merck & Co., Inc.	205,376	7,670,794
Pfizer, Inc.	551,631	9,460,472
Shire PLC ADR	39,941	2,634,508

		$41,116,437

Professional Services — 0.4%
Equifax, Inc.	17,082	$611,535
Robert Half International, Inc.	101,567	3,090,684

		$3,702,219

Real Estate Investment Trusts (REITs) — 0.6%
Apartment Investment & Management Co., Class A	35,696	$657,163
AvalonBay Communities, Inc.	2,209	190,747
Plum Creek Timber Co., Inc.	14,401	560,343
ProLogis	31,352	413,846
Simon Property Group, Inc.	39,276	3,295,257

		$5,117,356

Road & Rail — 0.5%
CSX Corp.	11,529	$586,826
Norfolk Southern Corp.	25,252	1,411,334
Ryder System, Inc.	12,392	480,314
Union Pacific Corp.	33,301	2,440,964

		$4,919,438

Semiconductors & Semiconductor Equipment — 4.6%
Applied Materials, Inc.	339,468	$4,576,029
ASML Holding NV ADR	59,749	2,115,114
Atheros Communications, Inc.(1)	76,210	2,950,089
Cree, Inc.(1)	44,440	3,120,577
Cypress Semiconductor Corp.(1)	135,761	1,561,251
Intel Corp.	739,362	16,458,198
KLA-Tencor Corp.	43,060	1,331,415
Maxim Integrated Products, Inc.	37,684	730,693

Security	Shares	Value
Microchip Technology, Inc.	18,024	$507,556
Micron Technology, Inc.(1)	198,090	2,058,155
National Semiconductor Corp.	63,384	915,899
NVIDIA Corp.(1)	197,669	3,435,487
ON Semiconductor Corp.(1)	149,333	1,194,664
Tessera Technologies, Inc.(1)	50,120	1,016,434

		$41,971,561

Software — 8.9%
Adobe Systems, Inc.(1)	200,938	$7,107,177
Ariba, Inc.(1)	100,621	1,292,980
Check Point Software Technologies, Ltd.(1)	69,443	2,434,672
Concur Technologies, Inc.(1)	74,295	3,046,838
Electronic Arts, Inc.(1)	171,512	3,200,414
Microsoft Corp.	1,254,452	36,717,810
Oracle Corp.	639,134	16,419,352
Red Hat, Inc.(1)	57,959	1,696,460
Symantec Corp.(1)	390,989	6,615,534
TiVo, Inc.(1)	113,770	1,947,742

		$80,478,979

Specialty Retail — 1.8%
Advance Auto Parts, Inc.	42,479	$1,780,720
American Eagle Outfitters, Inc.	101,909	1,887,355
Best Buy Co., Inc.	42,452	1,805,908
GameStop Corp., Class A(1)	2	44
Gap, Inc. (The)	70,745	1,634,917
Lowe’s Companies, Inc.	66,294	1,606,966
Staples, Inc.	249,970	5,846,798
Tiffany & Co.	39,926	1,896,086

		$16,458,794

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	36,816	$2,705,976

		$2,705,976

Tobacco — 1.0%
Altria Group, Inc.	105,308	$2,160,920
Philip Morris International, Inc.	131,670	6,867,907

		$9,028,827

Trading Companies & Distributors — 0.3%
Fastenal Co.	65,540	$3,145,265

		$3,145,265

Wireless Telecommunication Services — 0.7%
Millicom International Cellular SA	18,576	$1,656,050
Rogers Communications, Inc., Class B	58,958	2,012,237
Vodafone Group PLC ADR	123,642	2,879,622

		$6,547,909

Total Common Stocks (identified cost $712,675,387)		$911,509,362

Total Investments — 100.5% (identified cost $712,675,387)		$911,509,362

Call Options Written — (0.7)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
NASDAQ 100 Index	1,845	$1,975	4/17/10	$(3,044,250)
S&P 500 Index	1,640	1,175	4/17/10	(1,869,600)
S&P 500 Index	1,335	1,185	4/17/10	(867,750)
S&P 500 Index	1,635	1,190	4/17/10	(817,500)

Total Call Options Written (premiums received $8,134,773)				$(6,599,100)

Other Assets, Less Liabilities — 0.2%				$2,308,392

Net Assets — 100.0%				$907,218,654

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$712,672,165

Gross unrealized appreciation	$223,145,910
Gross unrealized depreciation	(24,308,713)

Net unrealized appreciation	$198,837,197

Written call options activity for the fiscal year to date ended March 31, 2010 was as follows:

	Number	Premiums
	of Contracts	Received
Outstanding, beginning of period	6,929	$11,298,538
Options written	20,278	34,382,756
Options terminated in closing purchase transactions	(20,752)	(37,546,521)

Outstanding, end of period	6,455	$8,134,773

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $6,599,100.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$911,509,362	$—	$—	$911,509,362

Total Investments	$911,509,362	$—	$—	$911,509,362

Liability Description

Call Options Written	$(6,599,100)	$—	$—	$(6,599,100)

Total	$(6,599,100)	$—	$—	$(6,599,100)

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 24, 2010